Summary of Significant Accounting Policies: Comprehensive Income/loss Policy (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Comprehensive Income/loss Policy

(l) Comprehensive Income/Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at December 31, 2018, the Company has included the effect on translation of foreign operation in comprehensive income/loss.